Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Commitments to Extend Credit

The Company enters into interest rate lock commitments ("IRLCs") with customers who have applied for residential mortgage loans and meet certain credit and underwriting criteria. These commitments expose the Company to market risk if interest rates change and the loan is not economically hedged or committed to an investor. The Company is also exposed to credit loss if the loan is originated and not sold to an investor and the customer does not perform. The collateral upon extension of credit typically consists of a first deed of trust in the mortgagor’s residential property. Commitments to originate loans do not necessarily reflect future cash requirements as some commitments are expected to expire without being drawn upon. Total commitments to originate loans as of December 31, 2013 and 2012 approximated $1,190,119 and $1,139,963, respectively.

Leases
The Company leases office space and equipment under non-cancelable operating agreements expiring through October 2022. Rent expense amounted to $3,458, $1,259 and $746 for the years ended December 31, 2013, 2012 and 2011, respectively. Future minimum rental payments under the leases having an initial or remaining non-cancelable term in excess of one year are as follows at December 31, 2013:

2014	$4,684
2015	4,299
2016	3,691
2017	3,324
2018	3,423
Thereafter	6,364
Total minimum rental payments	$25,785

Regulatory Net Worth Requirements
The Company is subject to various regulatory capital requirements administered by the Department of Housing and Urban Development ("HUD"), which governs non-supervised, direct endorsement mortgagees, and GNMA, FNMA and FHLMC, which governs issuers of GNMA, FNMA and FHLMC securities. Additionally, the Company is required to maintain minimum net worth requirements for many of the states in which it sells and services loans. Each state has its own minimum net worth requirement; these range from $0 to $1,000, depending on the state.
Failure to meet minimum capital requirements can result in certain mandatory and possibly additional discretionary remedial actions by regulators that, if undertaken, could (i) remove the Company’s ability to sell and service loans to or on behalf of the Agencies and (ii) have a direct material effect on the Company’s financial statements. In accordance with the regulatory capital guidelines, the Company must meet specific quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Further, changes in regulatory and accounting standards, as well as the impact of future events on the Company’s results, may significantly affect the Company’s net worth adequacy.

The Company met all minimum net worth requirements to which it was subject as of December 31, 2013 and 2012. The Company’s required and actual net worth amounts are presented in the following table:

	December 31, 2013		December 31, 2012
	Net Worth [1]	Net Worth Required	Net Worth [1]	Net Worth Required
HUD	$298,429	$2,500	$51,437	$1,000
GNMA	$298,429	$12,667	$51,437	$5,780
FNMA	$298,429	$20,635	$51,437	$2,500
FHLMC	$298,429	$2,905	N/A	N/A
Various States	$298,429	$0-$1,000	$51,437	$0-$1,000

[1] Calculated in compliance with the respective agencies' or states' requirements.

Litigation

The Company is subject to various legal proceedings arising out of the ordinary course of business. As of December 31, 2013, there were no current or pending claims against the Company, which could have a material impact on the Company's statement of financial position, net income or cash flows.

Other Contingencies

During the year ended December 31, 2013, the Company became aware that it had purchased certain refinancing loans, with a total principal amount of $5,163, from a correspondent lender where the prior mortgage loan on the property securing the mortgage loan that was purchased from the correspondent was not satisfied and released by the correspondent’s title company at the time the loan from the correspondent was made. As part of the Company’s process in purchasing a mortgage loan from a correspondent, it generally requires that a closing protection letter be issued by the title insurer in favor of the borrower. A closing protection letter was obtained with respect to each of these purchased loans. As a result, the Company believes the borrower is insured against any liens prior to ours that were not identified in connection with the issuance of that closing protection letter. The Company believes that its procedures, including conducting a post-purchase audit, were effective in identifying the failure by the correspondent to obtain a release of the prior mortgage loan and that the Company’s practice of obtaining closing protection letters is appropriate to protect it in these situations. The Company has notified the affected borrowers and the relevant insurance carriers, and it expects that the title insurance obtained in connection with the refinancings will result in the loan having a first priority status. However, there can be no assurances that the prior mortgages will be fully satisfied from the title insurance claims. As a result, the Company has included certain specific reserves in its provision for reserve for mortgage repurchases and indemnifications during the year ended December 31, 2013 related to these purchased correspondent loans.